Stockholders’ Equity - Schedule of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Class of Stock [Line Items]
Shares Authorized (in shares)	1,500,000	160,843,194
Shares Issued (in shares)	0	131,252,627
Shares Outstanding (in shares)	0	131,252,627
Aggregate Liquidation Preference		$ 696,415
Proceeds Net of Issuance Costs	$ 0	$ 0	$ 10,000
Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		160,843,194
Shares Issued (in shares)		131,252,627
Shares Outstanding (in shares)		131,252,627
Aggregate Liquidation Preference		$ 696,415
Proceeds Net of Issuance Costs		$ 414,048
A | Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		45,955,198
Shares Issued (in shares)		39,938,981
Shares Outstanding (in shares)		39,938,981
Per Share Liquidation Preference (in dollars per share)		$ 0.5138
Aggregate Liquidation Preference		$ 20,522
Proceeds Net of Issuance Costs		$ 13,218
B | Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		22,977,599
Shares Issued (in shares)		15,800,171
Shares Outstanding (in shares)		15,800,171
Per Share Liquidation Preference (in dollars per share)		$ 3.2837
Aggregate Liquidation Preference		$ 51,883
Proceeds Net of Issuance Costs		$ 51,792
C | Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		22,114,155
Shares Issued (in shares)		21,073,377
Shares Outstanding (in shares)		21,073,377
Per Share Liquidation Preference (in dollars per share)		$ 6.0051
Aggregate Liquidation Preference		$ 126,549
Proceeds Net of Issuance Costs		$ 126,232
C prime | Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		8,522,644
Shares Issued (in shares)		6,164,392
Shares Outstanding (in shares)		6,164,392
Per Share Liquidation Preference (in dollars per share)		$ 7.2062
Aggregate Liquidation Preference		$ 44,422
Proceeds Net of Issuance Costs		$ 44,422
D | Former Planet
Class of Stock [Line Items]
Shares Authorized (in shares)		61,273,598
Shares Issued (in shares)		48,275,706
Shares Outstanding (in shares)		48,275,706
Per Share Liquidation Preference (in dollars per share)		$ 9.3844
Aggregate Liquidation Preference		$ 453,039
Proceeds Net of Issuance Costs		$ 178,384